Reconciliation of Liabilities Arising from Financing Activities	12 Months Ended
	Apr. 30, 2025 SGD ($)	Apr. 30, 2024 SGD ($)	Apr. 30, 2023 SGD ($)
Broker-Dealer [Abstract]
Bank Borrowings, balance	$ 1,119,444	$ 835,878	$ 1,364,740
Bank borrowings, principal and interest payment	(546,861)	(399,174)	(556,654)
Bank borrowings, proceeds	1,181,568	400,000
Bank borrowings, insurance Financing		230,043
Bank borrowings, Non-cash changes interest expenses	73,258	52,697	27,792
Bank Borrowings, balance	1,827,409	1,119,444	835,878
Lease Liabilities, balance	528,585	545,021	612,329
Lease liabilities, principal and interest payment	(36,587)	(31,906)	(86,879)
Lease liabilities, proceeds
LeaseLiabilities, insurance Financing
Lease liabilities, Non-cash changes interest expenses	17,457	15,470	19,571
Lease Liabilities, balance	$ 509,455	$ 528,585	$ 545,021